Cash and cash equivalents - Summary Of Cash Outflow Related To Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Cash Outflow Related To Leases [Abstract]
Within operating cash flows	¥ (7,457)	¥ (12,316)	¥ (11,022)
Within investing cash flows	(224)	(113)
Within financing cash flows	(17,784)	(10,433)	(9,835)
Total	¥ (25,465)	¥ (22,862)	¥ (20,857)